     As filed with the Securities and Exchange Commission on November 17, 1995
                                       1933 Act Registration No. 2-11357
                                       1940 Act Registration No. 811-582
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [  X  ]

                      Pre-Effective Amendment No.       ____     [_____]

                      Post-Effective Amendment No.       72      [  X  ]
                                       and/or

                           (Check appropriate box or boxes)

                           NEUBERGER & BERMAN EQUITY FUNDS
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)

         Registrant's Telephone Number, including area code: (212) 476-8800

                             Lawrence Zicklin, President
                           Neuberger & Berman Equity Funds
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C. 20036-5891
                     (Names and Addresses of agents for service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

      x       immediately upon filing pursuant to paragraph (b)
     ____
     ____     on ________ __, 1995 pursuant to paragraph (b)
     ____     60 days after filing pursuant to paragraph (a)(1)
     ____     on __________ pursuant to paragraph (a)(1)
     ____     75 days after filing pursuant to paragraph (a)(2)
     ____     on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1995 fiscal year on October 24, 1995.

              Neuberger & Berman Equity Funds is a "master/feeder fund." This Post-Effective Amendment No. 72 includes signature pages for the master funds, Global Managers Trust and Equity Managers Trust, and appropriate officers and trustees thereof.

                           CALCULATION OF REGISTRATION FEE

                        Series:  Neuberger & Berman Focus Fund



       Title of             Amount of Shares     Proposed Maximum Offering    Proposed Maximum            Amount of
       Securities Being     Being                Price                        Aggregate                   Registration
       Registered           Registered           Per Unit                     Offering Price              Fee

       Shares of Capital    7,002,801            $28.56                       $200,000,000*               $40,000*
       Stock, Par Value
       $.001


     The fee for 7,002,801 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.

     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Focus Fund during the fiscal year ended August 31, 1995 is 3,533,676.185 shares ($85,654,807.22). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE

                      Series:  Neuberger & Berman Guardian Fund


       Title of           Amount of         Proposed Maximum     Proposed Maximum     Amount of
       Securities Being   Shares Being      Offering Price       Aggregate            Registration Fee
       Registered         Registered        Per Unit             Offering Price

       Shares of          42,643,923        $23.45               $1,000,000,000*      $200,000*
       Capital Stock,
       Par Value $.001


     The fee for 42,643,923 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Guardian Fund during the fiscal year ended August 31, 1995 is 23,713,894.096 shares ($473,775,845.36). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE

                      Series:  Neuberger & Berman Genesis Fund



       Title of             Amount of         Proposed Maximum     Proposed Maximum
       Securities Being     Shares Being      Offering Price       Aggregate Offering        Amount of
       Registered           Registered        Per Unit             Price                     Registration Fee

       Shares of Capital    2,127,660         $9.40                $20,000,000*              $4,000*
       Stock, Par Value
       $.001

     The fee for 2,127,660 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.


     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Genesis Fund during the fiscal year ended August 31, 1995 is 8,689,744.454 shares ($71,412,927.26). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE

                      Series:  Neuberger & Berman Manhattan Fund


                                                                 Proposed
       Title of           Amount of         Proposed Maximum     Maximum           Amount of
       Securities Being   Shares Being      Offering Price       Aggregate         Registration Fee
       Registered         Registered        Per Unit             Offering Price

       Shares of          3,782,148         $13.22               $50,000,000*      $10,000*
       Capital Stock,
       Par Value $.001


     The fee for 3,782,148 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.

     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Manhattan Fund during the fiscal year ended August 31, 1995 is 13,047,731.433 shares ($145,126,622.02). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE

                      Series:  Neuberger & Berman Partners Fund

       Title of                                  Proposed Maximum     Proposed Maximum
       Securities Being     Amount of Shares     Offering Price       Aggregate Offering       Amount of
       Registered           Being Registered     Per Unit             Price                    Registration Fee

       Shares of Capital    8,478,169            $23.59               $200,000,000*            $40,000*
       Stock, Par Value
       $.001


     The fee for 8,478,169 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.

     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Partners Fund during the fiscal year ended August 31, 1995 is 11,807,177.115 shares ($241,908,451.05). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE

                   Series:  Neuberger & Berman International Fund


       Title of                                Proposed Maximum     Proposed Maximum      Amount of
       Securities Being     Amount of Shares   Offering Price       Aggregate Offering    Registration Fee
       Registered           Being Registered   Per Unit             Price

       Shares of Capital    962,464            $10.39               $10,000,000*          $2,000*
       Stock, Par Value
       $.001


     The fee for 962,464 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.

     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman International Fund during the fiscal year ended August 31, 1995 is 829,931.770 shares ($8,547,387.70). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                           CALCULATION OF REGISTRATION FEE
                          _________________________________

                 Series:  Neuberger & Berman Socially Responsive Fund

       Title of             Amount of Shares     Proposed Maximum        Proposed Maximum          Amount of
       Securities Being     Being Registered     Offering Price Per      Aggregate Offering        Registration Fee
       Registered                                Unit                    Price

       Shares of Capital    794,281              $12.59                  $10,000,000*              $2,000*
       Stock, Par Value
       $.001

     The fee for 794,281 shares to be registered by this filing has been computed on the basis of the price in effect on November 14, 1995.

     ___________________________________

     *Calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. The total amount of securities redeemed or repurchased by Neuberger & Berman Socially Responsive Fund during the fiscal year ended August 31, 1995 is 67,208.175 shares ($691,503.87). All of said redeemed or repurchased securities were used for reductions pursuant to paragraph (c) of Rule 24f-2 in a Rule 24f-2 notice filed on October 24, 1995. None of said redeemed or repurchased securities are being used for reductions in the amendment being filed today.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST has duly caused the Post-Effective Amendment No. 72 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of November, 1995.

                                EQUITY MANAGERS TRUST


                                 By: /s/ Lawrence Zicklin
                                     ____________________________
                                     Lawrence Zicklin
                                     President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                     Date

     /s/ Faith Colish                  Trustee            November 17, 1995
     ______________________
     Faith Colish

     /s/ Donald M. Cox                 Trustee            November 17, 1995
     ______________________
     Donald M. Cox

     /s/ Stanley Egener                Chairman of the    November 17, 1995
     __________________________        Board and Trustee
     Stanley Egener                    (Chief Executive
                                       Officer)

     /s/ Howard A. Mileaf              Trustee            November 17, 1995
     __________________________
     Howard A. Mileaf

     /s/ Edward I. O'Brien             Trustee            November 17, 1995
     __________________________
     Edward I. O'Brien

     /s/ John T. Patterson, Jr.        Trustee            November 17, 1995
     __________________________
     John T. Patterson, Jr.

     /s/ John P. Rosenthal             Trustee            November 17, 1995
     __________________________
     John P. Rosenthal

     Signature                         Title                     Date


     /s/ Cornelius T. Ryan             Trustee            November 17, 1995
     __________________________
     Cornelius T. Ryan


     /s/ Gustave H. Shubert            Trustee            November 17, 1995
     Gustave H. Shubert


     /s/ Alan R. Gruber                Trustee            November 17, 1995
     __________________________
     Alan R. Gruber

     /s/ Lawrence Zicklin              President and      November 17, 1995
     __________________________        Trustee
     Lawrence Zicklin

     /s/ Michael J. Weiner             Vice President     November 17, 1995
     __________________________        (Principal
     Michael J. Weiner                 Financial Officer)

     /s/ Richard Russell               Treasurer          November 17, 1995
     __________________________        (Principal
     Richard Russell                   Accounting
                                       Officer)

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 72 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of November 1995.

                                       NEUBERGER & BERMAN EQUITY FUNDS


                                       By: /s/ Lawrence Zicklin
                                           _________________________
                                           Lawrence Zicklin
                                           President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the date indicated.

     Signature                         Title                     Date

     /s/ Faith Colish                  Trustee            November 17, 1995
     __________________________
     Faith Colish

     /s/ Donald M. Cox                 Trustee            November 17, 1995
     __________________________
     Donald M. Cox

     /s/ Stanley Egener                Chairman of the    November 17, 1995
     __________________________        Board and Trustee
     Stanley Egener                    (Chief Executive
                                       Officer)

     /s/ Howard A. Mileaf              Trustee            November 17, 1995
     __________________________
     Howard A. Mileaf

     /s/ Edward I. O'Brien             Trustee            November 17, 1995
     __________________________
     Edward I. O'Brien

     /s/ John T. Patterson, Jr.        Trustee            November 17, 1995
     __________________________
     John T. Patterson, Jr.

     /s/ John P. Rosenthal             Trustee            November 17, 1995
     __________________________
     John P. Rosenthal

     Signature                         Title                     Date


     /s/ Cornelius T. Ryan             Trustee            November 17, 1995
     ______________________
     Cornelius T. Ryan

     /s/ Gustave H. Shubert            Trustee            November 17, 1995
     ______________________
     Gustave H. Shubert

     /s/ Alan R. Gruber                Trustee            November 17, 1995
     ______________________
     Alan R. Gruber

     /s/ Lawrence Zicklin              President and      November 17, 1995
     ______________________            Trustee
     Lawrence Zicklin

     /s/ Michael J. Weiner             Vice President     November 17, 1995
     ______________________            (Principal
     Michael J. Weiner                 Financial
                                       Official)

     /s/ Richard Russell               Treasurer          November 17, 1995
     ______________________            (Principal
     Richard Russell                   Accounting
                                       Officer)

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, GLOBAL MANAGERS TRUST has duly caused the Post-Effective Amendment No. 72 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 17th day of November 1995.

                                       GLOBAL MANAGERS TRUST


                                       By:  /s/ Lawrence Zicklin
                                            ________________________
                                            Lawrence Zicklin
                                                     President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 72 has been signed below by the following persons in the capacities and on the date indicated.


     Signature                         Title                     Date


     /s/ Stanley Egener                Chairman of the    November 17, 1995
     _________________________         Board and Trustee
     Stanley Egener                    (Chief Executive
                                       Officer)

     /s/ Howard A. Mileaf              Trustee            November 17, 1995
     _________________________
     Howard A. Mileaf


     /s/ John T. Patterson, Jr.        Trustee            November 17, 1995
     __________________________
     John T. Patterson, Jr.


     /s/ John P. Rosenthal             Trustee            November 17, 1995
     __________________________
     John P. Rosenthal


     /s/ Michael J. Weiner             Vice President     November 17, 1995
     _________________________         (Principal
     Michael J. Weiner                 Financial Officer)


     /s/ Richard Russell               Treasurer          November 17, 1995
     _________________________         (Principal
     Richard Russell                   Accounting
                                       Officer)